First Quarter Report

March 31, 2002


                            [PICTURE APPEARS HERE]



                                                  -------------
                                                  STRATTON
                                                  MUTUAL FUNDS
                                                  -------------
                                                  Stability * Strategy * Success

DEAR FELLOW SHAREHOLDER:

The first quarter of 2002 continued to favor value investment styles in general and our Funds in particular: SMDS was +10.4%, SSCV was +7.0% and SGF was +6.7%. By contrast, the S&P 500 Index returned +0.26%. Some of the highlights of the past three months were:

THE ECONOMIC FACTORS

 /\ In the first quarter of 2002, the economy showed signs of recovery from the 9/11 attacks and the shallow recession of 2001. Inventory accumulation should be a major positive to the economy in 2002. Consumer spending continued to be the single most positive sector and consumer confidence has rebounded sharply since the 9/11 lows. Homebuilding and the residential real estate markets are both exceedingly strong. Obviously this has been a prime beneficiary of the very low interest rates of the last six months. A longer term factor is that residential real estate may be replacing securities as the investment of choice since the collapse of the NASDAQ bubble; this preference for real estate occurred in the late seventies and eighties for many of the same reasons.

 /\ As the economy has shown increasing signs of improvement, market strategists worry about when and to what degree Federal Reserve Policy will change. In the March meeting, the Fed adopted a neutral stance and it is a foregone conclusion they will begin "taking back" the extra stimulus they provided the economy after 9/11. We expect the Fed to tighten a few turns in 25 point intervals starting this Summer.

 /\ Since the collapse of Enron and the disintegration of Arthur Andersen, investors have witnessed a much greater focus on accounting standards, balance sheets and corporate liquidity. The first quarter was filled with rumors of companies having accounting problems; this triggered great volatility in individual stock prices. We view this as an opportunity to buy good companies when they get tarred with the brush of innuendo about accounting issues.

THE STOCK MARKET OUTLOOK

Sensing a stronger economy in 2002, the markets favored business cycle sensitive companies in the first quarter. Valuations for many of these are now very high. Our focus continues to be on searching for companies that currently offer reasonable valuations as measured by price-to-cash flow and price-to-earnings, both in absolute and historically relative terms. This market environment suggests a well-diversified portfolio with no sector dominating. You can find more information about our Funds on our web site, www.strattonmgt.com.

                                         Sincerely yours,

                                     /s/ James W. Stratton
                                         James W. Stratton Chairman

April 18, 2002

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------

Stratton Growth Fund--Jim Stratton

Q. Health care is one of your larger industry groupings. How does your investment philosophy differ from the conventional wisdom in health care?

A. We are underweighted in large pharmaceutical companies. Only one of our four holdings is a large pharmaceutical, Wyeth. Our other holdings are Baxter International, a diversified distributor of hospital supplies; Tenet Healthcare Corp., a manager of hospitals for profit; and PacifiCare Health Systems, an HMO insurance company. We believe there are better opportunities for profit growth away from pharmaceuticals. This is because of the increasing pressure on pharmaceutical profit margins from generic drugs. We think that the health care industry has long-term demographic characteristics that make it attractive, but the winners of the past decade are unlikely to be the winners of the next decade.

Q. In your economic comments, you emphasize that Homebuilding may be a sector of unusual strength for this economic cycle. What is the Funds exposure in the Homebuilding category?

A. The Fund has three holdings that are related directly to Homebuilding:
   Masco, a producer of kitchen and bathroom fixtures; Countrywide Credit Industries, one of the nation's leading mortgage banking companies; and MGIC Investment, the leading company in private mortgage insurance. Two of these three holdings were purchased during this quarter. Our total commitment to this area is 5% and over a period of time we would like to see this increased as attractive opportunities present themselves for purchase.

Q. The relative portfolio turnover has been quite low both in 2001 and in the first quarter of this year. What are the factors causing that?

A. Our economic outlook has not changed. We believe that our portfolio is well-balanced between defensive holdings, that should do well in uncertain economic times, and companies that should benefit from an upturn in the economy. If economic conditions were to change and we were looking at a stronger economy, we would increase our portfolio turnover and reposition our portfolio to take advantage of that. At this moment, the balance between defensive investments and business cycle sensitive ones seems to be working.

 The graph below illustrates the increase in value of a $10,000 investment in Stratton Growth Fund with all dividend income and capital gains distributions reinvested.

                             [GRAPH APPEARS HERE]

73-74                   0               43              7,630
75-76                   0              458             11,280
77-78                   0            1,217             14,155
79-80                   0            2,147             14,597
81-82                   0            3,703             17,299
83-84                   0            6,347             24,755
85-86               3,857           10,805             38,310
87-88              10,945           11,062             30,774
89-90              22,901           14,859             31,059
91-92              27,527           21,871             32,464
93-94              35,156           26,652             32,622
95-96*             66,844           44,981             42,654
97-98              53,823           63,997            116,451
99-00              51,517           67,046            140,799
01                 51,832           69,587            164,338
3/31/2002          55,292           74,231            175,308

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Growth Fund

                           March 31, 2002 December 31, 2001
-----------------------------------------------------------
Total Net Assets            $52,090,013      $49,203,685
-----------------------------------------------------------
Net Asset Value Per Share        $35.00           $32.81
-----------------------------------------------------------
Shares Outstanding            1,488,288        1,499,534
-----------------------------------------------------------
Number of Shareholders            1,037              990
-----------------------------------------------------------
Average Size Account            $50,231          $49,701
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings                         Eliminated Holdings
--------------------------------------------------------
Countrywide Credit Industries, Inc.
 (2.1%*)                             Conoco Inc.
Masco Corp. (1.1%*)
Tesoro Petroleum Corp. (2.0%*)

* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                    Market Value Percent of TNA
---------------------------------------------------------------
IKON Office Solutions, Inc.         $ 5,156,800        9.9%
---------------------------------------------------------------
Commerce Bancorp, Inc. (NJ)           3,331,580        6.4
---------------------------------------------------------------
Penn Virginia Corp.                   3,212,000        6.2
---------------------------------------------------------------
Baxter International, Inc.            2,380,800        4.6
---------------------------------------------------------------
Valero Energy Corp.                   2,293,915        4.4
---------------------------------------------------------------
American International Group, Inc.    2,164,200        4.2
---------------------------------------------------------------
Tenet Healthcare Corp.                2,010,600        3.9
---------------------------------------------------------------
The Pep Boys--Manny, Moe & Jack       1,996,800        3.8
---------------------------------------------------------------
C&D Technologies, Inc.                1,891,800        3.6
---------------------------------------------------------------
PNC Financial Services Group          1,844,700        3.5
---------------------------------------------------------------
                                    $26,283,195       50.5%
---------------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares--Jim Stratton and Jim Beers

Q. The Fund, specifically, and the REIT sector, in general, seem to be performing very well this year. What is driving this performance?

A. The REIT sector is currently benefiting from continued investor interest in higher yielding equity securities. During 2001 and continuing into the current year, investors in the REIT sector have seemed to favor the smaller, higher yielding names which has driven the stock prices of these companies far ahead of some of the most widely-held larger REIT stocks. Over the last few weeks, continued money flows into REIT dedicated mutual funds and newly formed closed-end funds and unit investment trusts have helped push the Morgan Stanley REIT Index to new highs. SMDS has a number of smaller cap names in its portfolio, as well as a number of REITS that pay above average dividends. These two factors have helped the Fund turn in a positive 10.42% year-to-date total return, as of March 31, 2002.

Q. What is your current outlook on the Lodging sector of the real estate market?

A. Lodging was one of the best performing REIT sectors during the quarter. Following a dramatic sell-off after September 11th, both Hotel REITs and Hotel C-Corps have steadily risen in price despite the fact that investors and analysts continue to grapple with the uncertainties surrounding their earnings and dividends. Several of these companies have been very cautious on the timing of a fundamental recovery but we believe the sector offers strong return potential on a long-term basis. Most lodging companies are also being very conservative on their guidance for dividend levels. Despite this, several management teams have indicated a return to higher levels by the end of 2002 or early 2003.

   We continue to manage the portfolio to maximize cash flow while avoiding additional risk as yields have fallen. Though we continue to believe lodging companies like Host Marriott and Meristar Hospitality will recover, both companies indicated that dividends might not be reinstated until late 2002. As a result, we sold both positions during the quarter. We used the proceeds to add to our current lodging positions in order to maintain a 16.1% weighting in the sector.

 The graph below illustrates the increase in value of a $10,000 investment in Stratton Monthly Dividend REIT Shares with all dividend income and capital gains distributions reinvested.



                             [GRAPH APPEARS HERE]

81-82               9,354            1,641                  0
83-84              10,667            4,379                  0
85-86              14,604           10,328                  0
87-88              13,181           13,041              1,043
89-90              12,861           17,513              1,018
91-92              14,609           26,570              1,156
93-94              15,060           33,590              1,192
95-96*             14,399           43,821              1,139
97-98              13,008           47,819              1,029
99-00              12,299           56,372                973
01                 14,037           70,499              1,110
3/31/2002          15,228           78,137              1,205

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares

                           March 31, 2002 December 31, 2001
-----------------------------------------------------------
Total Net Assets            $112,334,119     $89,708,676
-----------------------------------------------------------
Net Asset Value Per Share         $29.01          $26.74
-----------------------------------------------------------
Shares Outstanding             3,872,276       3,355,242
-----------------------------------------------------------
Number of Shareholders             3,245           3,070
-----------------------------------------------------------
Average Size Account             $34,618         $29,221
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings                               Eliminated Holdings
---------------------------------------------------------------------
Gables Residential Trust (2.6%*)           Health Care REIT, Inc.
Glenborough Realty Trust Inc. (2.9%*)      Host Marriott Corp.
Home Properties of New York, Inc. (1.8%*)  La Quinta Properties, Inc.
New Plan Excel Realty Trust (3.1%*)        MeriStar Hospitality Corp.

* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                           Market Value Percent of TNA
----------------------------------------------------------------------
Innkeepers USA Trust                       $ 3,802,250        3.4%
----------------------------------------------------------------------
Hospitality Properties Trust                 3,776,300        3.4
----------------------------------------------------------------------
First Industrial Realty Trust, Inc.          3,733,250        3.3
----------------------------------------------------------------------
Glimcher Realty Trust                        3,710,000        3.3
----------------------------------------------------------------------
Liberty Property Trust                       3,615,225        3.2
----------------------------------------------------------------------
Developers Diversified Realty Corp.          3,570,000        3.2
----------------------------------------------------------------------
New Plan Excel Realty Trust                  3,508,750        3.1
----------------------------------------------------------------------
FelCor Lodging Trust, Inc.                   3,506,250        3.1
----------------------------------------------------------------------
Healthcare Realty Trust, Inc.                3,339,600        3.0
----------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust    3,315,000        2.9
----------------------------------------------------------------------
                                           $35,876,625       31.9%
----------------------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------
Stratton Small-Cap Value Fund--Jim Stratton and Jerry Van Horn

Q. What new holdings were added to the Fund in the first quarter of 2002?

A. There were three new holdings added to the Fund during the first quarter of 2002: CONMED Corp., a developer, manufacturer, and marketer of medical products; Harleysville Group, a property and casualty insurance holding company with operations in the eastern U.S.; and Tesoro Petroleum, an oil refiner and marketer. All three companies were undervalued relative to their respective peer groups and operate in industries that we feel possess positive fundamental characteristics that will prove valuable in the current economic environment.

Q. What were the Fund's largest sector exposures as of March 31, 2002?

A. The Fund's sector exposures have remained fairly constant over the past six to twelve months as the Fund has maintained meaningful exposure to those sectors which we feel will benefit most in the current economic environment. The Fund's largest sector exposures as of March 31, 2002 were Energy (13.3%), Financial Services (11.6%), Consumer
   Discretionary/Homebuilding (11.3%), and Health Care (10.8%).

Q. How has the Fund performed relative to the overall small-cap market?

A. The Fund has performed well relative to the overall small-cap market. As of March 31, 2002, the Fund has posted returns of 23.1%, 17.1%, and 12.3% on a one, three, and five-year basis. This compares favorably to the Russell 2000 Index returns of 14.0%, 9.8%, and 9.5%, respectively.

  April 2002 marks the three-year anniversary of the turn in small-cap performance and the welcomed departure from the returns experienced during the large-cap market of 1994 through 1999. While the valuation disparities that were created during the unusual period of small-cap under-performance have been narrowed over the past three years, the absolute and relative fundamentals of the small-cap market continue to make the case for strong performance going forward.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Small-Cap Value Fund with all dividend income and capital gains distributions reinvested.


                             [GRAPH APPEARS HERE]

4/93               10,000                0                  0
3/31/94            10,376              158                  0
3/31/95            10,352              402                  0
3/31/96            12,780              789                  0
3/31/96-12/31/96   13,432            1,067                813
12/31/97           17,976            1,633              2,190
12/31/98           16,088            1,626              1,995
12/31/99           15,552            1,840              1,928
12/31/00           18,656            2,497              2,787
12/31/2001         20,240            2,709              3,597
3/31/2002          21,664            2,900              3,850

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund

                           March 31, 2002 December 31, 2001
-----------------------------------------------------------
Total Net Assets            $51,140,082      $44,329,631
-----------------------------------------------------------
Net Asset Value Per Share        $27.08           $25.30
-----------------------------------------------------------
Shares Outstanding            1,888,360        1,751,988
-----------------------------------------------------------
Number of Shareholders              978              975
-----------------------------------------------------------
Average Size Account            $52,290          $45,466
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings                     Eliminated Holdings
----------------------------------------------------
CONMED Corp. (1.5%*)             Devon Energy Corp.
Harleysville Group Inc. (1.4%*)
Tesoro Petroleum Corp. (1.9%*)

* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                     Market Value Percent of TNA
----------------------------------------------------------------
IKON Office Solutions, Inc.          $ 3,516,000        6.9%
----------------------------------------------------------------
Penn Virginia Corp.                    2,248,400        4.4
----------------------------------------------------------------
Hovnanian Enterprises, Inc. Class A    2,127,200        4.2
----------------------------------------------------------------
Eaton Vance Corp.                      1,598,000        3.1
----------------------------------------------------------------
D.R. Horton, Inc.                      1,508,000        2.9
----------------------------------------------------------------
Florida Rock Industries, Inc.          1,494,000        2.9
----------------------------------------------------------------
Sunrise Assisted Living, Inc.          1,363,000        2.7
----------------------------------------------------------------
Anixter International Inc.             1,333,350        2.6
----------------------------------------------------------------
The Pep Boys--Manny, Moe & Jack        1,331,200        2.6
----------------------------------------------------------------
NDCHealth Corp.                        1,273,650        2.5
----------------------------------------------------------------
                                     $17,792,800       34.8%
----------------------------------------------------------------

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Growth Fund

                                                           Number of   Market
                                                            Shares      Value
                                                           --------- -----------
COMMON STOCKS - 94.2%
Banking/Financial - 14.8%
AmSouth Bancorporation....................................   50,000  $ 1,099,000
Comerica, Inc.............................................   22,500    1,407,825
Commerce Bancorp, Inc. (NJ)...............................   74,200    3,331,580
PNC Financial Services Group..............................   30,000    1,844,700
                                                                     -----------
                                                                       7,683,105
                                                                     -----------
Building & Construction Products - 1.1%
Masco Corp................................................   20,000      549,000
                                                                     -----------
Business Services - 5.3%
Pitney Bowes, Inc.........................................   40,000    1,712,000
Tidewater, Inc............................................   25,000    1,058,750
                                                                     -----------
                                                                       2,770,750
                                                                     -----------
Consumer Services - 3.8%
American Express Co. .....................................   21,000      860,160
Countrywide Credit Industries, Inc. ......................   25,000    1,118,750
                                                                     -----------
                                                                       1,978,910
                                                                     -----------
Consumer Staples - 6.5%
Anheuser-Busch Companies, Inc. ...........................   25,000    1,305,000
Kimberly-Clark Corp. .....................................   28,000    1,810,200
Vector Group Ltd..........................................   10,000      286,000
                                                                     -----------
                                                                       3,401,200
                                                                     -----------
Distribution - 13.7%
IKON Office Solutions, Inc................................  440,000    5,156,800
The Pep Boys - Manny, Moe & Jack..........................  120,000    1,996,800
                                                                     -----------
                                                                       7,153,600
                                                                     -----------
Energy - 15.4%
Marathon Oil Corp. .......................................   50,000    1,440,000
Penn Virginia Corp........................................   80,000    3,212,000
Tesoro Petroleum Corp.+ ..................................   75,000    1,053,750
Valero Energy Corp. ......................................   46,323    2,293,915
                                                                     -----------
                                                                       7,999,665
                                                                     -----------
Health Care - 13.1%
Baxter International, Inc.................................   40,000    2,380,800
PacifiCare Health Systems, Inc.+..........................   40,000      698,000
Tenet Healthcare Corp.+...................................   30,000    2,010,600
Wyeth.....................................................   26,000    1,706,900
                                                                     -----------
                                                                       6,796,300
                                                                     -----------

                                                        Number of    Market
                                                          Shares      Value
                                                        ---------- -----------
Insurance/Services - 14.3%
The Allstate Corp......................................     30,000 $ 1,133,100
American International Group, Inc......................     30,000   2,164,200
Aon Corp. .............................................     33,750   1,181,250
Jefferson-Pilot Corp...................................     18,750     939,000
Lincoln National Corp..................................     20,000   1,014,600
MGIC Investment Corp...................................     15,000   1,026,450
                                                                   -----------
                                                                     7,458,600
                                                                   -----------
Technology - 3.6%
C&D Technologies, Inc..................................     90,000   1,891,800
                                                                   -----------
Utilities-Gas - 2.6%
El Paso Corp...........................................     30,750   1,353,923
                                                                   -----------
Total Common Stocks
 (cost $25,138,163)....................................             49,036,853
                                                                   -----------
                                                        Principal
                                                          Amount
                                                        ----------
SHORT-TERM NOTES - 4.0%
Prudential Funding LLC 1.43%, due 04/02/02
 (cost $2,099,666)..................................... $2,100,000   2,099,666
                                                                   -----------
Total Investments - 98.2%
 (cost $27,237,829*)...................................             51,136,519
Cash and Other Assets
 Less Liabilities - 1.8%...............................                953,494
                                                                   -----------
NET ASSETS - 100.00%...................................            $52,090,013
                                                                   ===========

--------
+ Non-income producing security
* Aggregate cost for federal income tax purposes is $27,237,829 and net unrealized appreciation is as follows:

Gross unrealized appreciation..................................     $24,113,015
Gross unrealized depreciation..................................        (214,325)
                                                                    -----------
 Net unrealized appreciation...................................     $23,898,690
                                                                    ===========

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares

                                                         Number of    Market
                                                          Shares      Value
                                                         --------- ------------
COMMON STOCKS - 95.6%
Apartments - 20.6%
Archstone - Smith Trust.................................  100,000  $  2,679,000
Cornerstone Realty Income Trust, Inc....................  290,000     3,233,500
Gables Residential Trust................................   95,000     2,949,750
Home Properties of New York, Inc........................   60,000     2,067,000
Pennsylvania Real Estate
 Investment Trust.......................................  130,000     3,315,000
Post Properties, Inc....................................   95,500     3,208,800
Summit Properties, Inc..................................  117,200     2,871,400
United Dominion Realty Trust, Inc.......................  180,000     2,851,200
                                                                   ------------
                                                                     23,175,650
                                                                   ------------
Diversified - 9.0%
Colonial Properties Trust...............................   90,000     3,100,500
Crescent Real Estate Equities Co........................   70,000     1,358,000
EastGroup Properties, Inc. .............................  120,000     3,091,200
Keystone Property Trust.................................  180,000     2,538,000
                                                                   ------------
                                                                     10,087,700
                                                                   ------------
Health Care - 8.3%
Health Care Property Investors, Inc.....................   80,400     3,260,220
Healthcare Realty Trust, Inc............................  110,000     3,339,600
Nationwide Health Properties, Inc.......................  135,000     2,720,250
                                                                   ------------
                                                                      9,320,070
                                                                   ------------
Lodging - 16.1%
FelCor Lodging Trust, Inc...............................  165,000     3,506,250
Hospitality Properties Trust............................  110,000     3,776,300
Innkeepers USA Trust....................................  335,000     3,802,250
Jameson Inns, Inc.......................................  160,000       600,000
RFS Hotel Investors, Inc................................  215,000     3,160,500
Winston Hotels, Inc.....................................  350,000     3,290,000
                                                                   ------------
                                                                     18,135,300
                                                                   ------------
Office/Industrial - 19.4%
Arden Realty, Inc.......................................   85,000     2,414,000
Brandywine Realty Trust.................................  112,500     2,688,750
First Industrial Realty Trust, Inc. ....................  109,000     3,733,250
Glenborough Realty Trust Inc............................  150,000     3,225,000
Highwoods Properties, Inc...............................  110,000     3,089,900
HRPT Properties Trust...................................  330,000     2,970,000
Liberty Property Trust..................................  112,100     3,615,225
                                                                   ------------
                                                                     21,736,125
                                                                   ------------

                                                         Number of    Market
                                                          Shares      Value
                                                         --------- ------------
Regional Malls - 10.9%
Glimcher Realty Trust...................................  200,000  $  3,710,000
The Macerich Co.........................................   70,000     2,110,500
Simon Property Group, Inc...............................  100,000     3,263,000
Taubman Centers, Inc....................................  210,000     3,162,600
                                                                   ------------
                                                                     12,246,100
                                                                   ------------
Shopping Centers - 11.3%
Developers Diversified Realty Corp......................  170,000     3,570,000
IRT Property Co. .......................................  201,000     2,321,550
Mid-Atlantic Realty Trust...............................  212,500     3,251,250
New Plan Excel Realty Trust.............................  175,000     3,508,750
                                                                   ------------
                                                                     12,651,550
                                                                   ------------
Total Common Stocks
 (cost $101,404,074)....................................            107,352,495
                                                                   ------------
Total Investments - 95.6%
 (cost $101,404,074*)...................................            107,352,495
Cash and Other Assets
 Less Liabilities - 4.4%................................              4,981,624
                                                                   ------------
NET ASSETS - 100.00%....................................           $112,334,119
                                                                   ============

--------
* Aggregate cost for federal income tax purposes is $101,404,074 and net unrealized appreciation is as follows:

Gross unrealized appreciation..................................... $  9,391,668
Gross unrealized depreciation.....................................   (3,443,247)
                                                                   ------------
 Net unrealized appreciation...................................... $  5,948,421
                                                                   ============

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund

                                                          Number of   Market
                                                           Shares      Value
                                                          --------- -----------
COMMON STOCKS - 87.4%
Aerospace - 3.5%
Moog Inc. Class A+.......................................   37,500  $ 1,200,000
Triumph Group, Inc.+.....................................   15,000      588,000
                                                                    -----------
                                                                      1,788,000
                                                                    -----------
Business Services - 3.8%
ALLETE, Inc..............................................   30,000      872,700
Tidewater, Inc...........................................   25,000    1,058,750
                                                                    -----------
                                                                      1,931,450
                                                                    -----------
Consumer Durables - 3.3%
Harman International Industries, Inc.....................   15,000      740,250
Polaris Industries, Inc..................................   15,000      955,500
                                                                    -----------
                                                                      1,695,750
                                                                    -----------
Consumer Staples - 2.2%
Dean Foods Co.+..........................................   15,000    1,135,800
                                                                    -----------
Distribution - 9.5%
IKON Office Solutions, Inc...............................  300,000    3,516,000
The Pep Boys - Manny, Moe & Jack.........................   80,000    1,331,200
                                                                    -----------
                                                                      4,847,200
                                                                    -----------
Energy - 13.3%
Cabot Oil & Gas Corp. Class A............................   50,000    1,238,000
The Houston Exploration Co.+.............................   36,000    1,116,000
Penn Virginia Corp.......................................   56,000    2,248,400
Pogo Producing Co........................................   38,000    1,204,600
Tesoro Petroleum Corp.+..................................   70,000      983,500
                                                                    -----------
                                                                      6,790,500
                                                                    -----------
Financial Services - 11.6%
Commerce Bancorp, Inc. (NJ)..............................   27,408    1,230,619
Donegal Group Inc. Class A...............................   55,466      521,380
Donegal Group Inc. Class B...............................   29,633      370,413
Eaton Vance Corp.........................................   40,000    1,598,000
First Essex Bancorp, Inc.................................   25,000      761,000
Harleysville Group Inc...................................   27,100      715,982
Webster Financial Corp...................................   20,000      748,600
                                                                    -----------
                                                                      5,945,994
                                                                    -----------
Health Care - 10.8%
CONMED Corp.+............................................   30,000      750,000
Henry Schein, Inc.+......................................   15,000      660,750
NDCHealth Corp...........................................   35,000    1,273,650
PacifiCare Health Systems, Inc.+.........................   20,000      349,000
Respironics, Inc.+.......................................   35,000    1,134,000
Sunrise Assisted Living, Inc.+...........................   50,000    1,363,000
                                                                    -----------
                                                                      5,530,400
                                                                    -----------

                                                         Number of    Market
                                                           Shares      Value
                                                         ---------- -----------
Homebuilding - 11.3%
Beazer Homes USA, Inc.+.................................      7,000 $   542,850
D.R. Horton, Inc........................................     40,000   1,508,000
Hovnanian Enterprises, Inc. Class A+....................     80,000   2,127,200
M.D.C. Holdings, Inc....................................     23,760   1,026,432
M/I Schottenstein Homes, Inc............................     10,000     566,500
                                                                    -----------
                                                                      5,770,982
                                                                    -----------
Materials & Processing - 5.6%
Florida Rock Industries, Inc............................     37,500   1,494,000
Quixote Corp............................................     60,000   1,119,090
USEC Inc................................................     40,000     256,000
                                                                    -----------
                                                                      2,869,090
                                                                    -----------
Technology - 9.8%
Anixter International Inc.+.............................     45,000   1,333,350
Bel Fuse, Inc. Class B..................................     40,000     978,400
Belden, Inc.............................................     27,000     643,410
InFocus Corp.+..........................................     32,000     582,720
Park Electrochemical Corp...............................     28,500     826,500
Technitrol, Inc.........................................     28,000     667,520
                                                                    -----------
                                                                      5,031,900
                                                                    -----------
Transportation - 1.1%
Maritrans Inc...........................................     40,000     538,000
                                                                    -----------
Utilities - 1.6%
Energen Corp. ..........................................     30,000     793,500
                                                                    -----------
Total Common Stocks
 (cost $27,044,435).....................................             44,668,566
                                                                    -----------
                                                         Principal
                                                           Amount
                                                         ----------
SHORT-TERM NOTES - 11.5%
American Express Credit Corp.
 1.68%, due 04/02/02.................................... $2,300,000   2,299,571
Prudential Funding LLC
 1.50%, due 04/05/02....................................  1,800,000   1,799,475
General Electric Capital Corp.
 1.60%, due 04/10/02....................................  1,800,000   1,799,040
                                                                    -----------
Total Short-Term Notes
 (cost $5,898,086)......................................              5,898,086
                                                                    -----------
Total Investments - 98.9%
 (cost $32,942,521*)....................................             50,566,652
Cash and Other Assets
 Less Liabilities - 1.1%................................                573,430
                                                                    -----------
NET ASSETS - 100.00%....................................            $51,140,082
                                                                    ===========

--------
+ Non-income producing security
* Aggregate cost for federal income tax purposes is $32,942,521 and net unrealized appreciation is as follows:

Gross unrealized appreciation...................................... $17,765,708
Gross unrealized depreciation......................................    (141,577)
                                                                    -----------
 Net unrealized appreciation....................................... $17,624,131
                                                                    ===========

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
General Information on the Funds

Requests for a Prospectus, financial information, past performance figures and an application, should be directed to the Funds' toll free number 1-800-634-5726.

Minimum Investment

The minimum amount for the initial purchase of shares of the Funds is $2,000 each for non-retirement accounts. There is no minimum for retirement accounts. Subsequent purchases may be made in amounts of $100 or more.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts and other fund services, and shareholders executing redemption requests, should call or write the transfer agent and dividend paying agent:

PFPC Inc.
211 South Gulph Road, P. O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600 . 1-800-472-4266

Investment Portfolio Activities

Questions regarding any of the Funds' investment portfolios should be directed to the Funds' Investment Advisor:

STRATTON MANAGEMENT COMPANY
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

Additional Purchases ONLY to existing accounts should be mailed to a separate lock box unit:

c/o PFPC Inc.
P. O. Box 61767
King of Prussia, PA 19406-8767

 Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia,
                                PA 19406-0903.
 Date of first use May 2002. This report is to be preceded or accompanied by a
                                  Prospectus.
    All indices are unmanaged groupings of stock that are not available for investment.

DIRECTORS

Lynne M. Cannon                 Merritt N. Rhoad, Jr.
John J. Lombard, Jr.            Richard W. Stevens
Douglas J. MacMaster, Jr.       James W. Stratton
Henry A. Rentschler

OFFICERS

James W. Stratton                  James A. Beers                       Patricia L. Sloan
Chairman                           President                            Secretary & Treasurer
Stratton Mutual Funds              Stratton Monthly
President                          Dividend REIT Shares                 Brigid E. Hummel
Stratton Small-Cap Value Fund                                           Assistant Secretary & Treasurer
                                   Gerald M. Van Horn, CFA
John A. Affleck, CFA               Vice President                       Michelle A. Whalen
President                          Stratton Small-Cap Value Fund        Assistant Secretary & Treasurer
Stratton Growth Fund
                                   Joanne E. Kuzma
                                   Vice President


INVESTMENT ADVISOR

Stratton Management Company
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

TRANSFER AGENT &
DIVIDEND PAYING AGENT

PFPC Inc.
211 South Gulph Road, P.O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600, 1-800-472-4266

CUSTODIAN BANK

PFPC Trust Company
The Eastwick Center, 8800 Tinicum Boulevard
Philadelphia, PA 19153


                                                Visit the Stratton Mutual Funds web
                                                site at http://www.strattonmgt.com

                                                     ------------------------
                                                             STRATTON
                                                           MUTUAL FUNDS
                                                     ------------------------
                                                  Stability * Strategy * Success